SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Segment	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Number of reporting segments | Segment	2
The Group
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	£ 10,770	£ 12,220	£ 12,754
Other income	3,815	4,388	4,220
Total income	14,585	16,608	16,974
Costs	(9,196)	(11,123)	(11,768)
Profit before tax	1,329	4,123	5,660	[1]
Segment external assets	599,939	581,368
Segment external liabilities	558,821	542,469
Analysis of segment other income:
Segment other income	1,924	2,363	2,497
Fees and commissions payable	(909)	(1,027)	(1,228)
Net fee and commission income	1,015	1,336	1,269
Other income	3,815	4,388	4,220
Other segment items reflected in income statement above:
Depreciation and amortisation	2,670	2,602	2,374
Defined benefit scheme charges	244	241
Underlying basis | The Group
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	10,770	12,220	12,754
Other income	3,815	4,388	4,220
Total income	14,585	16,608	16,974
Costs	(9,196)	(11,123)	(11,768)
Impairment charge	(4,060)	(1,362)	(926)
Profit before tax	1,329	4,123	4,280
External income	14,585	16,608	16,974
Inter-segment income	0	0	0
Segment income	14,585	16,608	16,974
Segment external assets	599,939	581,368	593,524
Segment external liabilities	558,821	542,469	553,774
Analysis of segment other income:
Segment other income	1,924	2,363	2,497
Fees and commissions payable	(909)	(1,027)	(1,228)
Net fee and commission income	1,015	1,336	1,269
Operating lease rental income	1,120	1,247	1,341
Gains less losses on disposal of financial assets at fair value through other comprehensive income	145	196	268
Other income	1,535	1,609	1,342
Other income	3,815	4,388	4,220
Other segment items reflected in income statement above:
Depreciation and amortisation	2,670	2,602	2,349
Defined benefit scheme charges	247	245	400
Other segment items:
Additions to fixed assets	2,815	3,552	3,378
Investments in joint ventures and associates at end of year	4	3	5
Underlying basis | The Group | Current accounts
Analysis of segment other income:
Segment other income	610	656	647
Underlying basis | The Group | Credit and debit card fees
Analysis of segment other income:
Segment other income	748	961	974
Underlying basis | The Group | Commercial banking fees
Analysis of segment other income:
Segment other income	169	166	271
Underlying basis | The Group | Private banking and asset management
Analysis of segment other income:
Segment other income	1	38	94
Underlying basis | The Group | Factoring
Analysis of segment other income:
Segment other income	76	103	83
Underlying basis | The Group | Other fees and commissions
Analysis of segment other income:
Segment other income	320	439	428
Retail | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	8,321	9,129	9,379
Other income	1,735	2,025	1,922
Total income	10,056	11,154	11,301
Costs	(5,816)	(7,912)	(7,709)
Impairment charge	(2,384)	(1,038)	(861)
Profit before tax	1,856	2,204	2,731
External income	11,859	13,111	12,924
Inter-segment income	(1,803)	(1,957)	(1,623)
Segment income	10,056	11,154	11,301
Segment external assets	359,171	351,301	349,755
Segment external liabilities	295,216	261,019	261,457
Analysis of segment other income:
Segment other income	1,077	1,220	1,206
Fees and commissions payable	(571)	(571)	(757)
Net fee and commission income	506	649	449
Operating lease rental income	1,104	1,225	1,305
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0	0
Other income	125	151	168
Other income	1,735	2,025	1,922
Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	1,712	1,573
Defined benefit scheme charges	97	108	121
Other segment items:
Additions to fixed assets	1,684	2,208	2,092
Investments in joint ventures and associates at end of year	4	3	4
Retail | Underlying basis | Current accounts
Analysis of segment other income:
Segment other income	497	518	503
Retail | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Segment other income	517	634	646
Retail | Underlying basis | Commercial banking fees
Analysis of segment other income:
Segment other income	0	0	0
Retail | Underlying basis | Private banking and asset management
Analysis of segment other income:
Segment other income	0	0	0
Retail | Underlying basis | Factoring
Analysis of segment other income:
Segment other income	0	0	0
Retail | Underlying basis | Other fees and commissions
Analysis of segment other income:
Segment other income	63	68	57
Commercial | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	2,300	2,691	2,893
Other income	673	870	1,447
Total income	2,973	3,561	4,340
Costs	(1,673)	(1,818)	(2,160)
Impairment charge	(1,280)	(313)	(80)
Profit before tax	20	1,430	2,100
External income	2,496	2,773	3,722
Inter-segment income	477	788	618
Segment income	2,973	3,561	4,340
Segment external assets	83,155	89,630	115,444
Segment external liabilities	126,008	125,240	137,172
Analysis of segment other income:
Segment other income	742	948	1,071
Fees and commissions payable	(195)	(299)	(310)
Net fee and commission income	547	649	761
Operating lease rental income	16	22	36
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	(5)	0
Other income	110	204	650
Other income	673	870	1,447
Other segment items reflected in income statement above:
Depreciation and amortisation	242	315	278
Defined benefit scheme charges	28	43	48
Other segment items:
Additions to fixed assets	89	247	208
Investments in joint ventures and associates at end of year	0	0	0
Commercial | Underlying basis | Current accounts
Analysis of segment other income:
Segment other income	109	133	139
Commercial | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Segment other income	231	327	328
Commercial | Underlying basis | Commercial banking fees
Analysis of segment other income:
Segment other income	169	166	271
Commercial | Underlying basis | Private banking and asset management
Analysis of segment other income:
Segment other income	0	0	2
Commercial | Underlying basis | Factoring
Analysis of segment other income:
Segment other income	76	103	83
Commercial | Underlying basis | Other fees and commissions
Analysis of segment other income:
Segment other income	157	219	248
Other | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	149	400	482
Other income	1,407	1,493	851
Total income	1,556	1,893	1,333
Costs	(1,707)	(1,393)	(1,899)
Impairment charge	(396)	(11)	15
Profit before tax	(547)	489	(551)
External income	230	724	328
Inter-segment income	1,326	1,169	1,005
Segment income	1,556	1,893	1,333
Segment external assets	157,613	140,437	128,325
Segment external liabilities	137,597	156,210	155,145
Analysis of segment other income:
Segment other income	105	195	220
Fees and commissions payable	(143)	(157)	(161)
Net fee and commission income	(38)	38	59
Operating lease rental income	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	145	201	268
Other income	1,300	1,254	524
Other income	1,407	1,493	851
Other segment items reflected in income statement above:
Depreciation and amortisation	668	575	498
Defined benefit scheme charges	122	94	231
Other segment items:
Additions to fixed assets	1,042	1,097	1,078
Investments in joint ventures and associates at end of year	0	0	1
Other | Underlying basis | Current accounts
Analysis of segment other income:
Segment other income	4	5	5
Other | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Segment other income	0	0	0
Other | Underlying basis | Commercial banking fees
Analysis of segment other income:
Segment other income	0	0	0
Other | Underlying basis | Private banking and asset management
Analysis of segment other income:
Segment other income	1	38	92
Other | Underlying basis | Factoring
Analysis of segment other income:
Segment other income	0	0	0
Other | Underlying basis | Other fees and commissions
Analysis of segment other income:
Segment other income	£ 100	£ 152	£ 123

[1]	The Group profit before tax in 2018 comprised £4,280 million in respect of continuing operations and £1,380 million in respect of discontinued operations.